PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	6 Months Ended
Jun. 30, 2024
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT, NET

	June 30,	December 31,
	2024	2023
	(in thousands)
Land	$25,191	$25,389
Buildings	63,278	63,200
Machinery and equipment	65,760	63,284
Assets in progress	6,753	10,354
Others	9,409	9,393
Total	170,391	171,620
Less accumulated depreciation	(56,363)	(54,700)
Total	$114,028	$116,920